Equity and Partners' Capital - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended							12 Months Ended
	Jan. 03, 2014 shares	Jun. 30, 2015 $ / unit shares	Nov. 30, 2014 USD ($) $ / shares shares		Jul. 31, 2014 shares	Dec. 31, 2013 $ / shares shares [2]	May. 31, 2013 $ / shares shares		Dec. 31, 2015 USD ($) shares		Dec. 31, 2014 USD ($) shares		Dec. 31, 2013 USD ($) $ / shares
Schedule of Investments [Line Items]
Limited partner units owned									218,919,380		218,909,977
Western Gas Partners, LP [Member]
Schedule of Investments [Line Items]
General partner units owned									2,583,068
General partner's interest			2.00%						1.80%
Units issued									498,009		10,913,853
Price per unit | $ / shares			$ 70.85	[1]		$ 61.51	$ 61.18	[3]					$ 61.51	[2]
Common Units [Member] | Western Gas Partners, LP [Member]
Schedule of Investments [Line Items]
Limited partner units owned									49,296,205
Ownership interest									34.60%
Common units issued			8,620,153	[1]		4,800,000	7,015,000	[3]
Incentive Distribution Rights [Member] | Western Gas Partners, LP [Member]
Schedule of Investments [Line Items]
General partner's interest									100.00%
Class C Units [Member] | Western Gas Partners, LP [Member]
Schedule of Investments [Line Items]
Units issued									498,009		10,913,853
Price per unit | $ / shares			$ 68.72
Proceeds from the issuance of WES Class C units | $			$ 750,000						$ 0	[4]	$ 750,000	[4]	$ 0	[4]
Class C Units [Member] | Western Gas Partners, LP [Member] | Maximum [Member]
Schedule of Investments [Line Items]
Redeemable option on units | $			$ 150,000
Option on Securities [Member] | Common Units [Member] | Western Gas Partners, LP [Member]
Schedule of Investments [Line Items]
Common units issued	300,000		1,120,153				915,000
Anadarko [Member]
Schedule of Investments [Line Items]
Limited partner units owned									191,087,365
Ownership interest									87.30%
Anadarko [Member] | 7.50% Tangible Equity Units [Member]
Schedule of Investments [Line Items]
Tangible equity units issued		9,200,000
Tangible equity unit rate		7.50%
Stated amount per tangible equity unit | $ / unit		50.00
Debt instrument, maturity date		Jun. 07, 2018
Anadarko [Member] | Common Units [Member]
Schedule of Investments [Line Items]
Common units issued		2,300,000			5,750,000
Anadarko [Member] | Option on Securities [Member] | 7.50% Tangible Equity Units [Member]
Schedule of Investments [Line Items]
Tangible equity units issued		1,200,000
Anadarko [Member] | Option on Securities [Member] | Common Units [Member]
Schedule of Investments [Line Items]
Common units issued		300,000			750,000
Public [Member]
Schedule of Investments [Line Items]
Limited partner units owned									27,832,015
Ownership interest									12.70%
Public [Member] | Common Units [Member] | Western Gas Partners, LP [Member]
Schedule of Investments [Line Items]
Limited partner units owned									78,523,141
Ownership interest									55.10%
Other Subsidiaries Of Anadarko [Member] | Western Gas Partners, LP [Member]
Schedule of Investments [Line Items]
Ownership interest									8.50%
Other Subsidiaries Of Anadarko [Member] | Common Units [Member] | Western Gas Partners, LP [Member]
Schedule of Investments [Line Items]
Limited partner units owned									757,619
Other Subsidiaries Of Anadarko [Member] | Class C Units [Member] | Western Gas Partners, LP [Member]
Schedule of Investments [Line Items]
Limited partner units owned									11,411,862
Units issued			10,913,853

[1]	Includes the issuance of 1,120,153 WES common units pursuant to the partial exercise of the underwriters’ over-allotment option, the net proceeds from which were $77.0 million. Beginning with this partial exercise, WES GP elected not to make a corresponding capital contribution to maintain its 2.0% interest in WES.
[2]	Includes the issuance of 300,000 WES common units on January 3, 2014, pursuant to the partial exercise of the underwriters’ over-allotment option. Net proceeds from this partial exercise (including WES GP’s proportionate capital contribution) were $18.1 million.
[3]	Includes the issuance of 915,000 WES common units pursuant to the full exercise of the underwriters’ over-allotment option.
[4]	Financial information for the year ended December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information for the years ended December 31, 2014 and 2013, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.